Lease right-of-use assets and lease liabilities (Details Narrative)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 AUD ($)	Jun. 30, 2025 USD ($)	May 19, 2026
Lease Right-of-use Assets And Lease Liabilities
Initial monthly lease payments		$ 25,000
Lease extension monthly payments		$ 36,667
Annual escalation rate	3.00%	3.00%
Operating lease remaining term	59 months	59 months		5 years
Monthly payments		$ 62,831
Annual escalation rate	3.50%	3.50%
Operating lease discount percentage	5.00%	5.00%
Incremental borrowing rate	5.00%	5.00%
Operating lease expense	$ 434,880		$ 303,869